Schedule of Investments (unaudited) December 31, 2019	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.8%

Automobiles — 1.0%
Tesla, Inc.(a)	55,956	$23,408,073

Capital Markets — 0.3%
XP, Inc.(a)	162,111	6,244,516

Communications Equipment — 0.6%
Viavi Solutions, Inc.(a)	911,098	13,666,470

Diversified Consumer Services — 1.6%
Arco Platform Ltd., Class A(a)(b)	449,796	19,880,983
TAL Education Group(a)	344,269	16,593,766

		36,474,749

Diversified Financial Services — 0.2%
TransferWise (Acquired 06/03/19, cost $3,861,759)(a)(c)(d)	43,665	4,406,235

Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)	141,268	9,048,215

Electronic Equipment, Instruments & Components — 4.1%
Keysight Technologies, Inc.(a)	151,357	15,533,769
Murata Manufacturing Co. Ltd.	293,600	18,070,670
Samsung Electro-Mechanics Co., Ltd.	131,079	14,099,009
Sunny Optical Technology Group Co. Ltd.	1,451,600	25,150,580
Yageo Corp	1,487,000	21,664,101

		94,518,129

Entertainment — 3.3%
Activision Blizzard, Inc.	414,059	24,603,386
NetEase, Inc. — ADR	47,930	14,697,255
Netflix, Inc.(a)	47,753	15,451,438
Roku, Inc.(a)	157,009	21,023,505

		75,775,584

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc.	26,774	15,627,984

Health Care Technology — 1.3%
Ping An Healthcare and Technology Co. Ltd.(a)(e)	2,167,759	15,821,810
Teladoc Health, Inc.(a)(b)	175,972	14,732,376

		30,554,186

Hotels, Restaurants & Leisure — 0.8%
Luckin Coffee, Inc. — ADR(a)(b)	445,077	17,518,231

Interactive Media & Services — 11.3%
Alphabet, Inc., Class A(a)	50,977	68,278,084
Facebook, Inc., Class A(a)	165,959	34,063,085
IAC/InterActiveCorp(a)	90,570	22,561,893
Kakao Corp.(a)	166,346	22,031,644
Pinterest, Inc., Class A(a)	502,481	9,366,246
Snap, Inc., Class A(a)	1,137,207	18,570,590
Tencent Holdings Ltd.	1,279,700	61,651,029
Yandex NV, Class A(a)	483,698	21,036,026

		257,558,597

Internet & Direct Marketing Retail — 10.2%
Alibaba Group Holding Ltd. — ADR(a)(b)	334,237	70,891,668
Amazon.com, Inc.(a)(b)	30,619	56,579,013
Delivery Hero SE(a)(e)	327,016	25,919,165
Ensogo Ltd.(a)(c)	94,425	1
Farfetch Ltd., Class A(a)(b)	1,093,091	11,313,492
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $1,414,399)(a)(c)(d)	1,900	478,895
Meituan Dianping, Class B(a)	1,668,430	21,799,963
MercadoLibre, Inc.(a)	35,188	20,125,425
Trainline PLC(a)(e)	1,878,574	12,723,321
Zalando SE(a)(e)	250,700	12,642,901

		232,473,844

Security	Shares	Value

IT Services — 14.2%
Adyen NV(a)(e)	15,841	$13,030,801
Endava PLC — ADR(a)	278,568	12,981,269
GDS Holdings Ltd. — ADR(a)(b)	351,695	18,140,428
GMO Payment Gateway, Inc.	235,900	16,154,751
Mastercard, Inc., Class A	103,299	30,844,048
MongoDB, Inc.(a)	91,725	12,071,927
Network International Holdings PLC(a)(e)	1,894,561	16,038,096
Okta, Inc.(a)(b)	154,128	17,781,747
Pagseguro Digital Ltd., Class A(a)(b)	384,537	13,135,784
PayPal Holdings, Inc.(a)(b)	309,510	33,479,697
Shopify, Inc., Class A(a)(b)	54,888	21,822,371
Square, Inc., Class A(a)	383,437	23,987,819
StoneCo Ltd., Class A(a)	394,280	15,727,829
Twilio, Inc., Class A(a)(b)	274,686	26,996,140
Visa, Inc., Class A	149,252	28,044,451
Wirecard AG	106,327	12,821,259
Wix.com Ltd.(a)	95,136	11,642,744

		324,701,161

Multiline Retail — 1.3%
Magazine Luiza SA	2,546,202	30,192,119

Professional Services — 0.5%
HeadHunter Group PLC — ADR	501,706	10,761,594

Road & Rail — 0.2%
Uber Technologies, Inc.(a)	187,878	5,587,492

Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(a)	734,116	33,666,560
ASML Holding NV	89,323	26,444,780
Cree, Inc.(a)(b)	366,174	16,898,930
Inphi Corp.(a)	255,376	18,902,932
Lam Research Corp.	110,313	32,255,521
Marvell Technology Group Ltd.(b)	1,059,021	28,127,598
Micron Technology, Inc.(a)	415,988	22,371,835
Monolithic Power Systems, Inc.	90,178	16,053,488
NVIDIA Corp.	62,668	14,745,780
ON Semiconductor Corp.(a)	658,208	16,047,111
Silicon Laboratories, Inc.(a)	127,573	14,795,917
Skyworks Solutions, Inc.	197,188	23,836,085
SOITEC(a)	215,916	22,795,663
STMicroelectronics NV	902,519	24,350,633
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	485,501	28,207,608

		339,500,441

Software — 25.5%
Adobe, Inc.(a)(b)	91,842	30,290,410
Alteryx, Inc., Class A(a)(b)	151,852	15,195,830
Altium Ltd.	592,612	14,439,684
Anaplan, Inc.(a)	264,660	13,868,184
Aspen Technology, Inc.(a)	82,928	10,028,483
Atlassian Corp. PLC, Class A(a)(b)	176,546	21,245,546
Autodesk, Inc.(a)	115,077	21,112,026
Avalara, Inc.(a)(b)	206,244	15,107,373
Cadence Design Systems, Inc.(a)	318,894	22,118,488
Crowdstrike Holdings, Inc., Class A(a)	155,348	7,747,205
Elastic NV(a)	116,861	7,514,162
Fair Isaac Corp.(a)	47,394	17,757,584
Five9, Inc.(a)(b)	218,563	14,333,362
Freee KK(a)(b)	178,000	5,283,236
Intuit, Inc.	54,066	14,161,507
Kingdee International Software Group Co. Ltd.	13,999,000	14,005,166
Linx SA	1,770,037	15,585,231
Microsoft Corp.	639,005	100,771,088
RingCentral, Inc., Class A(a)(b)	132,590	22,363,955
salesforce.com, Inc.(a)	308,509	50,175,904
ServiceNow, Inc.(a)	82,166	23,197,105
Smartsheet, Inc., Class A(a)(b)	256,895	11,539,723

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk, Inc.(a)(b)	108,363	$16,229,527
SVMK, Inc.(a)	620,505	11,088,424
TeamViewer AG(a)	801,083	28,646,692
Weimob, Inc.(a)(b)(e)	20,409,000	8,877,636
Xero Ltd.(a)(b)	277,851	15,610,113
Zendesk, Inc.(a)	192,075	14,718,707
Zoom Video Communications, Inc., Class A(a)(b)	109,020	7,417,721
Zscaler, Inc.(a)(b)	275,047	12,789,685

		583,219,757

Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	272,277	79,954,141

Total Common Stocks — 95.8% (Cost: $1,483,633,431)		2,191,191,518

Preferred Stocks — 1.5%

Diversified Financial Services — 0.2%
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(a)(c)(d)	15,005	1,514,155
TransferWise, Series A (Acquired 06/03/19, cost $1,569,103)(a)(c)(d)	17,742	1,790,345
TransferWise, Series B (Acquired 06/03/19, cost $450,608)(a)(c)(d)	5,095	514,136
TransferWise, Series C (Acquired 06/03/19, cost $251,969)(a)(c)(d)	2,849	287,493
TransferWise, Series D (Acquired 06/03/19, cost $69,694)(a)(c)(d)	788	79,517
TransferWise, Series E (Acquired 06/03/19, cost $7,429)(a)(c)(d)	84	8,476

		4,194,122

Internet & Direct Marketing Retail — 0.3%
Postmates, Inc., Series F (Acquired 01/08/19, cost $6,260,003)(a)(c)(d)	784,550	6,715,748

Security	Shares	Value

Road & Rail — 0.2%
FlixMobility GmbH Series F (Acquired 07/26/19, cost $2,490,608)(a)(c)(d)	125	$2,511,338
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,080,592)(a)(c)(d)	39,400	2,006,642

		4,517,980

Semiconductors & Semiconductor Equipment — 0.1%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(c)(d)	581,814	2,693,799

Software — 0.7%
C3 AI, Inc., Series H (Acquired 08/14/19, cost $5,995,815)(a)(c)(d)	1,190,000	5,997,600
Databricks, Inc. Series F (Acquired 22/10/19, cost $3,700,005)(a)(c)(d)	86,150	3,700,142
GitLab Inc., Series E (Acquired 09/10/19, cost $5,163,325)(a)(c)(d)	277,160	5,083,114
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $1,500,011)(a)(c)(d)	244,700	1,448,624

		16,229,480

Total Preferred Stocks — 1.5% (Cost: $32,564,658)		34,351,129

Total Long-Term Investments — 97.3% (Cost: $1,516,198,089)		2,225,542,647

Short-Term Securities — 12.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f)(h)	62,311,099	62,311,099
SL Liquidity Series, LLC, Money Market Series, 1.80%(f)(g)(h)	214,540,059	214,582,967

Total Short-Term Securities — 12.1% (Cost: $276,884,200)		276,894,066

Total Investments — 109.4% (Cost: $1,793,082,289)		2,502,436,713

Liabilities in Excess of Other Assets — (9.4)%		(214,170,963)

Net Assets — 100.0%		$2,288,265,750

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $39,236,259, representing 1.7% of its net assets as of period end, and an original cost $37,840,815.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,180,622	45,130,477	62,311,099	$62,311,099	$161,934		$106	$—
SL Liquidity Series, LLC, Money Market Series	145,550,227	68,989,832	214,540,059	214,582,967	1,008,322	(b)	7,531	(7,718)

				$276,894,066	$1,170,256		$7,637	$(7,718)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Technology Opportunities Portfolio

Portfolio Abbreviation

ADR	American Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$23,408,073	$—	$—	$23,408,073
Capital Markets	6,244,516	—	—	6,244,516
Communications Equipment	13,666,470	—	—	13,666,470
Diversified Consumer Services	36,474,749	—	—	36,474,749
Diversified Financial Services	—	—	4,406,235	4,406,235
Diversified Telecommunication Services	9,048,215	—	—	9,048,215
Electronic Equipment, Instruments & Components	15,533,769	78,984,360	—	94,518,129
Entertainment	75,775,584	—	—	75,775,584
Equity Real Estate Investment Trusts (REITs)	15,627,984	—	—	15,627,984
Health Care Technology	14,732,376	15,821,810	—	30,554,186
Hotels, Restaurants & Leisure	17,518,231	—	—	17,518,231
Interactive Media & Services	173,875,924	83,682,673	—	257,558,597
Internet & Direct Marketing Retail	158,909,598	73,085,350	478,896	232,473,844
IT Services	279,477,513	45,223,648	—	324,701,161
Multiline Retail	30,192,119	—	—	30,192,119
Professional Services	10,761,594	—	—	10,761,594
Road & Rail	5,587,492	—	—	5,587,492
Semiconductors & Semiconductor Equipment	265,909,365	73,591,076	—	339,500,441
Software	530,287,158	52,932,599	—	583,219,757
Technology Hardware, Storage & Peripherals	79,954,141	—	—	79,954,141
Preferred Stocks	—	—	34,351,129	34,351,129
Short-Term Securities	62,311,099	—	—	62,311,099

Subtotal	$1,825,295,970	$423,321,516	$39,236,260	$2,287,853,746

Investments Valued at Net Asset Value (“NAV”)(a)				214,582,967

Total Investments				$2,502,436,713

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2019	$4,466,728	$30,773,810	$35,240,538
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	418,403	(122,686)	295,717
Purchases	—	3,700,005	3,700,005
Sales	—	—	—

Closing Balance, as of December 31, 2019	$4,885,131	$34,351,129	$39,236,260

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)	$418,403	$(122,686)	$295,717

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$4,885,131	Market	Revenue Multiple	5.25x - 12.50x	11.79x
Preferred Stocks(b)(c)	34,351,129	Market	Revenue Multiple	5.25x - 15.50x	10.79x

			Recent Transactions	—	—
			Volatility	66%	—
			Time to Exit	5.0	—
	$39,236,260

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end December 31, 2019, the valuation technique for investments classified as Preferred Stocks amounting to $2,693,799 changed to Option Pricing Model. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end December 31, 2019, the valuation technique for investments classified as Preferred Stocks amounting to $11,798,862 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

4